Inventories	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories

Note 4. Inventories

Inventories consist of the following as of December 31, 2021 and 2020 (in thousands):

	December 31,
	2021	2020
Raw materials	$891	$1,015
Work-in-process	518	867
Finished goods	1,114	1,512
Total inventories	$2,523	$3,394

Inventories are carried and depicted above at the lower of cost or net realizable value. For the years ended December 31, 2021 and 2020, the Company had write-downs of $937,000 and $1,079,000, respectively.